Other non-current liabilities	12 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities
Other non-current liabilities

Other non-current liabilities include deferred income which will not be recognised as income until after 31 March 2020. It also includes payables that are not due until after that date.

Non-current liabilities are initially recognised at fair value and subsequently measured at amortised cost.

	2019	2018
	£m	£m
Deferred income[1]	96	114
Customer contributions[2]	372	844
Other payables	340	359
	808	1,317

1.	Principally the deferral of profits relating to the sale of property, plant and equipment.

2.	From government-related entities.
There is no material difference between the fair value and the carrying value of other payables.